Preferred Shares	6 Months Ended
Feb. 29, 2020
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Shares

Note 13. Preferred Shares

On December 16, 2019, the Corporation issues eight million (8,000,000) shares of preferred stock, par value $0.0001 per share, of the Company ("Preferred Stock") in one or more series, and expressly authorized the Board of Directors of the Company (the "Board"), subject to limitations prescribed by law, to provide, out of the unissued shares of Preferred Stock, for series of Preferred Stock, and, with respect to each such series, to establish and fix the number of shares to be included in any series of Preferred Stock and the designation, rights, preferences, powers, restrictions, and limitations of the shares of such series. On this date, the Board of Directors authorized the designation of eight million (8,000,000) preferred shares as "Series A Preferred Stock." The Series A Preferred Stock is not convertible into any other form of Securities, including common shares, of the Company. Holders of Series A Preferred Stock On December 16, 2019, the Corporation authorized ten million (10,000,000) shares of preferred stock, par value $0.0001 per share, of the Company ("Preferred Stock") in one or more series, and expressly authorized the Board of Directors of the Company (the "Board"), subject to limitations prescribed by law, to provide, out of the unissued shares of Preferred Stock, for series of Preferred Stock, and, with respect to each such series, to establish and fix the number of shares to be included in any series of Preferred Stock and the designation, rights, preferences, powers, restrictions, and limitations of the shares of such series. On this date, the Board of Directors authorized the designation of eight million (8,000,000) preferred shares as "Series A Preferred Stock." The Series A Preferred Stock is not convertible into any other form of Securities, including common shares, of the Company. Holders of Series A Preferred Stock.